UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415

Registrant’s telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2009

Item 1 — Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

						Market
Industry		Company		Symbol	Shares	Value
Common Stocks	98.14%

Aerospace & Defense	1.88%	United Technologies Corp.		UTX	64,000	$3,899,520

Banking	3.38%	PNC Financial Services Group Inc.		PNC	144,686	7,030,293

Chemicals & Fertilizer	2.52%	Du Pont de Nemours & Co.		DD	162,600	5,225,964

Computers	4.85%	Accenture Ltd., Class A		ACN	270,000	10,062,900

Consumer Staples	9.69%	Coca-Cola Co.		KO	105,380	5,658,906
		Colgate-Palmolive Co.		CL	69,500	5,301,460
		Pepsico Inc.		PEP	79,960	4,690,454
		Procter & Gamble Co	.	PG	77,200	4,471,424

Diversified Financial Services	10.24%	Franklin Resources Inc.		BEN	120,000	12,071,999
		The Charles Schwab Corp.		SCHW	480,000	9,192,000

Electronics	17.32%	Dell Inc.(a)		DELL	526,700	8,037,442
		Intel Corp.		INTC	494,160	9,670,711
		International Business Machines Corp.		IBM	68,600	8,205,246
		Texas Instruments Inc.		TXN	424,000	10,044,560

Food	2.01%	Kellogg Co.		K	85,000	4,184,550

Healthcare	2.48%	Merck & Co. Inc.		MRK	162,940	5,153,792

Insurance	8.43%	Berkshire Hathaway Inc., Class A(a)		BRK/A	80	8,080,000
		The Progressive Corp.(a)		PGR	568,000	9,417,440

Internet	10.60%	eBay Inc.(a)		EBAY	485,000	11,450,850
		Google Inc., Class A(a)		GOOG	21,300	10,561,605

Iron-Steel	2.31%	Nucor Corp.		NUE	102,000	4,795,020

Oil & Gas	3.81%	BP PLC (ADR)(b)		BP	81,308	4,328,025
		Exxon Mobil Corp.		XOM	52,200	3,581,442

Retailing	5.94%	Home Depot Inc.		HD	188,595	5,024,171
		Lowe’s Cos. Inc.		LOW	349,000	7,308,060

Software	4.08%	Microsoft Corp.		MSFT	327,560	8,480,528

Telecommunications	8.60%	AT&T Inc.		T	147,343	3,979,734
		Cisco Systems Inc.(a)		CSCO	429,000	10,098,661
		Verizon Communications Inc.		VZ	124,809	3,777,968
Total Common Stocks	98.14%	(Cost $209,108,852)				$203,784,725

Short-Term Bank Debt		JPMorgan Chase - London
Instruments	1.91%	0.03%, due 10/01/09	969,039	969,039
		Wells Fargo - Grand Cayman
		0.03%, due 10/01/09	3,000,000	3,000,000
Total Short-Term Bank Debt Instruments	1.91%	(Cost $3,969,039)		$3,969,039
Total Investments	100.05%	(Cost $213,077,891)		$207,753,764
Liabilities in Excess of Other Assets	(0.05)%			(109,922)
Net Assets	100.00%	Equivalent to $30.64 per share on 6,775,970 shares of Capital Stock Outstanding		$207,643,842

(a) Non-Income Producing Security

(b) ADR - American Depositary Receipt

See Notes to Quarterly Schedule of Investments.

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities.    The Fund pursues its investment objective principally in common stock, focusing on large capitalization companies headquartered in the United States.  The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Fund’s pricing service.  If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.

Security transactions are recorded on the dates transactions are entered into, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2009 was as follows:

Gross Appreciation (excess of value over tax cost)	$24,660,654
Gross Depreciation (excess of tax cost over value)	(29,984,781)
Net Unrealized Depreciation	$(5,324,127)

Cost of Investments for Income Tax Purposes

$

213,077,891

3.  FAS 157 MEASUREMENT

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value for financial reporting, establishes a three-tier hierarchy that prioritizes inputs to fair value measurements, and requires disclosure about these valuation measurements.

The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for the disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets:

Investments in Securities at Value	Level 1 - Quoted Prices in Active Market for Identical Assets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$203,784,725	$—	$—	$203,784,725
Short -Term Bank Debt Instruments	—	3,969,039	—	3,969,039
TOTAL	$203,784,725	$3,969,039	$—	$207,753,764

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 25, 2009

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